THE CUTLER TRUST

FILED VIA EDGAR

July 13, 2012

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

 Re:      The Cutler Trust
File Nos. 811-07242 and 33-52850

Ladies and Gentlemen:

On behalf of The Cutler Trust (“Registrant”), attached for filing is Post-Effective Amendment No. 28 (the “Amendment”) to Registrant’s registration statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940, to be effective 75 days after filing pursuant to Rule 485(a)(2) under the Securities Act of 1933.  The Amendment is being filed to establish a new series of the Registrant, the Cutler Income Fund.

Please contact the undersigned at 513/587-3418 if you have any questions.

Very truly yours,

/s/ Tina H. Bloom

Tina H. Bloom
Secretary